Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 3,135,535	₩ 3,106,407
PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	62,574
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 161,104	201,927
Domestic [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of joint ventures [line items]
Number of shares	11,568,000
Ownership (%)	60.00%
Investments in joint ventures	₩ 146,038	₩ 153,839
Domestic [member] | SNNC [member]
Disclosure of joint ventures [line items]
Number of shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in joint ventures	₩ 2,364	₩ 38,046
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	12,702	10,042
Domestic [member] | Acquisition cost [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	115,680
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	90,650
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,974,431	₩ 2,904,480
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,441,376	₩ 1,397,824
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 466,492	₩ 477,898
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 126,943	₩ 119,820
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 132,616	₩ 126,906
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Number of shares	152,764,706
Ownership (%)	49.00%	49.00%
Investments in joint ventures	₩ 649,462	₩ 578,604
Foreign [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 134,404	₩ 179,841
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	23,138	₩ 23,587
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	603,178
Foreign [member] | Acquisition cost [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 235,251